Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax

Details of income tax are as follows:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Current tax – Hong Kong
- current year provision	968,491	7,522,946	6,407,506	6,113,619
- prior year (over)/under provision	(1,278)	(9,923)	(1,049)	48,364
Current tax – Taiwan	743	5,775	-	29,431
	967,956	7,518,798	6,406,457	6,191,414
Deferred tax (Note 14)	(618,598)	(4,805,091)	1,251,531	(1,811,065)

Total tax expenses for the year	349,358	2,713,707	7,657,988	4,380,349

Schedule of income tax expense at the effective tax rates

A reconciliation of the tax expense applicable to profit/(loss) before tax at the statutory rates for the jurisdictions or countries in which the Group and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates is as follows:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Profit/(loss) before tax	4,584,903	35,614,151	(29,788,123)	37,789,702

Tax at applicable rate	742,371	5,766,512	(5,018,726)	6,126,766
Income not subject to tax	(1,434,439)	(11,142,285)	(177,009)	(2,082,326)
Non-deductible expenses	323,638	2,513,924	4,613,617	316,177
Income tax exemption and rebate	(1,351)	(10,500)	(30,000)	(42,000)
Tax effect of deductible temporary differences not recognized	171,424	1,331,573	4,213,670	512,372
Utilisation of previously unrecognised tax losses	(50,855)	(395,030)	(1,052,220)	(936,952)
(Over)/ under provision for previous year	(1,278)	(9,923)	(1,049)	48,364
Difference in tax rate in different countries	743	5,775	-	5,176
Tax losses not recognised	599,105	4,653,661	5,146,140	431,755
Others	-	-	(36,435)	1,017

Tax charge at the group’s effective rate	349,358	2,713,707	7,657,988	4,380,349